Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Stock-Based Compensation
Stock-Based Compensation

Note 10:   Stock-Based Compensation

Redbox Equity Plan

In 2021, we adopted the Redbox Equity Plan providing for common stock-based awards to employees, non-employee directors and consultants. The Redbox Equity Plan permits the granting of various types of awards including awards of nonqualified stock options, ISOs, stock appreciation rights, restricted stock awards, restricted stock units, other stock-based awards, other cash-based awards, dividend equivalents, and/or performance compensation awards or any combination of the foregoing. The Redbox Equity Plan provides for an aggregate of 3,404,139 shares of Class A common stock to be delivered. Restricted stock and restricted stock units may be granted for no consideration other than prior and future services. The purchase price per share for stock options may not be less than the market price of the underlying stock on the date of grant. As of December 31, 2021, approximately 384,286 shares were available for future awards.

A summary of stock-based compensation cost recognized for stock-based payment arrangements is as follows (in thousands):

Year Ended
December 31,
Dollars in thousands	2021
Compensation cost recognized:
Restricted stock units	$996
Total compensation cost	$996

We have granted 1 to 3-year time vested restricted stock unit awards where each unit represents the right to receive, at the end of a vesting period, one share of our Class A common stock with no exercise price. The fair value of restricted stock unit awards was determined based on the fair market value of our shares on the grant date. As of December 31, 2021, there was $23.1 million of total unrecognized compensation cost related to unvested restricted stock unit awards.

A summary of the status of our restricted stock unit awards pursuant to the Redbox Equity Plan and of changes in our restricted stock unit awards outstanding for the year ended December 31, 2021 is as follows:

		Weighted
		Average
		Grant-Date
		Fair Value
	Shares	Per Share
Outstanding at January 1, 2021	—	$—
Granted	3,019,853	8.02
Vested and converted	—	—
Forfeited/expired	—	—
Outstanding at December 31, 2021	3,019,853	$8.02

Redwood Holdco Management Incentive Plan

Pursuant to the Redwood Holdco Management Incentive Plan, the Company recognized stock-based compensation cost of $1.0 million, $0.0 million and $0.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. There is no future cost to be recognized.